Statements of Changes in Shareholders’ Deficit - USD ($)		Common Stock Subject to Possible Redemption	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	[1]		$ 193	$ 24,807	$ (200,374)	$ (175,374)
Balance (in Shares) at Dec. 31, 2022	[1]		1,932,000
Issuance of founder shares			$ 3	(3)
Issuance of founder shares (in Shares)			32,200
Sale of units at initial public offering		$ 69,000,000
Sale of units at initial public offering (in Shares)		6,900,000
Sale of 2,457,000 private placement warrants				2,457,000		2,457,000
Fair Value of public warrants at issuance				43,470		43,470
Fair value of rights included in public units				3,283,710		3,283,710
Allocated value of transaction costs to Common Stock				(275,665)		(275,665)
Issuance of Representative Shares			$ 4			4
Issuance of Representative Shares (in Shares)			35,000
Remeasurement of Common Stock subject to possible redemption				(5,533,319)	(2,181,040)	(7,714,359)
Net income (loss)					(308,792)	(308,792)
Balance at Dec. 31, 2023	[1]	$ 69,000,000	$ 200		(2,690,206)	(2,690,006)
Balance (in Shares) at Dec. 31, 2023	[1]	6,900,000	1,999,200
Remeasurement of Common Stock subject to possible redemption		$ 2,838,568		(3)	(2,829,571)	(2,829,574)
Forfeiture of Founder Shares			$ (3)	3
Forfeiture of Founder Shares (in Shares)			(32,000)
Net income (loss)					1,375,819	1,375,819
Balance at Dec. 31, 2024		$ 71,838,571	$ 197		$ (4,143,958)	$ (4,143,761)
Balance (in Shares) at Dec. 31, 2024		6,900,000	1,967,000

[1]	Includes an aggregate of 32,200 shares of common stock subject to forfeiture, at December 31, 2023, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).